Expense Example, No Redemption {- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 40%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 40%: Class A
Expense Example, No Redemption:
1 Year	$ 656
3 Years	828
5 Years	1,014
10 Years	1,553
Fidelity Advisor Asset Manager 40%: Class M
Expense Example, No Redemption:
1 Year	457
3 Years	684
5 Years	930
10 Years	1,632
Fidelity Advisor Asset Manager 40%: Class C
Expense Example, No Redemption:
1 Year	163
3 Years	505
5 Years	871
10 Years	1,900
Fidelity Advisor Asset Manager 40%: Class I
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	714
Fidelity Advisor Asset Manager 40%: Class Z
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	$ 640